CASH AND CASH EQUIVALENTS AND INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2025
CASH AND CASH EQUIVALENTS AND INVESTMENTS
Schedule of cash and cash equivalents and investments

	September 30,	December 31,
Cash and cash equivalents	2025	2024
Cash and Banks (1)	130,779	148,497
Time deposits	139,911	128,033
Mutual funds	127,203	111,711
Total cash and cash equivalents	397,893	388,241

(1) As of September 30, 2025 and December 31, 2024 includes restricted funds for $15,036 million and $10,657 million, respectively, corresponding to the funds to be paid to clients.

Investments
Current
Government bonds and Notes at fair value through profit or loss	256,282	13,887
Government bonds and Notes at fair value through OCI	32,059	—
Mutual funds	968	25,164
Others investment at amortized cost	218	1,910
	289,527	40,961
Non- current
Investments in associates and joint ventures(a)	12,992	16,597
Other investments	31	1
	13,023	16,598
Total investments	302,550	57,559
(a)	Information on Investments in associates and joint ventures is detailed below:

Schedule of financial position information of investments in associates

	September 30,	December 31,
	2025	2024
Investments in associates	5,553	5,746
Investments in joint ventures	7,439	10,851
	12,992	16,597

				Percentage of
				capital stock
	Nature of			owned and	Valuation as of
Companies	relationship	Main activity	Country	voting rights (%)	09.30.25	12.31.24
La Capital Cable (1) (2)	Associate	Closed-circuit television	Argentina	50.00	5,553	5,746
OPH (1)	Joint venture	Holding	USA	50.00	7,230	10,851
Parklet (1) (3)	Joint venture	Development and provision of digital platforms	Uruguay	51.00	209	—
Total					12,992	16,597
(1)Data about the issuer arises from extra-accounting information.
(2)Direct and indirect interest.
(3)As of September 30, 2025, despite owning a percentage higher than a 50% of interest, the Company does not have control in accordance with the requirements of IFRS Accounting Standards. See Note 1.a).

Schedule of investments in associates and joint ventures

	Balances as of			Earnings	Currency	Balances as of
	December 31,			(loss) of the	translation	September 30,
	2024	Acquisitions	Dividends	period	adjustments	2025
La Capital Cable	5,746	—	(416)	223	—	5,553
OPH	10,851	—	—	(4,291)	670	7,230
Parklet	—	204	—	(1)	6	209
	16,597	204	(416)	(4,069)	676	12,992

	Balances as of				Currency	Balances as of
	December 31,		Earnings (loss)		translation	September 30,
	2023	Dividends	of the period	Decreases	adjustments	2024
Ver TV	27,869	(597)	(8,759)	(18,513)	—	—
TSMA	10,176	(17)	1,635	(11,794)	—	—
La Capital Cable	5,974	(622)	41	—	—	5,393
OPH	19,262	—	(3,700)	—	(4,150)	11,412
	63,281	(1,236)	(10,783)	(30,307)	(4,150)	16,805

Schedule of earning information in associates and joint venture

	Three month period ended		Nine month period ended
	September 30,		September 30,
	2025	2024	2025	2024
Investments in associates	55	(5,813)	223	(7,083)
Investments in joint ventures	(2,280)	(579)	(4,292)	(3,700)
Other (*)	—	—	(4)	—
	(2,225)	(6,392)	(4,073)	(10,783)

(*)  Corresponding to the sale of Parklet’s equity stake in May 2025 (see Note 1.a).